Going Concern (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 13,598,949				$ 13,598,949		$ 20,002,960	$ 16,038,345
Cash flows from operations					3,849,327	$ 38,904	186,365	4,622,155
Net loss	836,172	$ (7,240,183)	$ 632,979	$ 1,210,532	(6,404,011)	$ 1,843,511	3,973,128	8,271,852
Working capital							(4,986,503)
Cash and cash equivalents	$ (5,899,684)				$ (5,899,684)		$ (117,536)	$ (22,932)